CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Time charter revenues	$ 145,321	$ 144,952	$ 143,531
Other revenue	115	1,609	0
Total revenues	145,436	146,561	143,531
OPERATING EXPENSES
Vessel operating expenses	(30,870)	(24,195)	(23,791)
Construction contract expenses	0	0	(151)
Administrative expenses	(9,861)	(8,916)	(9,910)
Depreciation and amortization	(21,477)	(21,146)	(21,054)
Total operating expenses	(62,208)	(54,257)	(54,906)
Equity in earnings (losses) of joint ventures	6,078	17,938	5,139
Operating income (loss)	89,306	110,242	93,764
FINANCIAL INCOME (EXPENSE), NET
Interest income	947	725	500
Interest expense	(27,692)	(26,814)	(30,085)
Gain (loss) on debt extinguishment	1,030	0	0
Gain (loss) on derivative instruments	0	4,681	2,463
Other items, net	(3,575)	(2,907)	(3,574)
Total financial income (expense), net	(29,290)	(24,315)	(30,696)
Income (loss) before tax	60,016	85,927	63,068
Income tax benefit (expense)	(7,275)	(8,305)	(3,878)
Net income (loss)	52,741	77,622	59,190
Non-controlling interest in net income	0	0	10,408
Preferred unitholders' interest in net income	13,850	12,303	2,480
Limited partners' interest in net income (loss)	38,891	65,319	46,302
Common units public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 20,186	$ 34,409	$ 24,217
Earnings per unit
Earnings Per Share, Basic and Diluted	$ 1.12	$ 1.93	$ 1.37
Common Units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 12,973	$ 4,257	$ 3,055
Earnings per unit
Earnings Per Share, Basic and Diluted	$ 1.84	$ 2.03	$ 1.44
Subordinated Units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 5,732	$ 26,653	$ 19,030
Earnings per unit
Earnings Per Share, Basic and Diluted	$ 0.70	$ 2.03	$ 1.45